BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES - Narrative (Details) € in Millions	Jun. 30, 2025 EUR (€)	Jan. 24, 2025 subsidiary
Disclosure of detailed information about financial instruments [line items]
Number of subsidiaries | subsidiary		2
Factoring | Third-party banking institution ("Factor") | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum amount of accounts receivable agreed to sell | €	€ 60